Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	¥ 71,890	¥ 32,122	¥ (87,163)
Recognized net actuarial loss	12,562	16,619	28,342
Prior service costs	427	3,462	(632)
Amortization of prior service costs	(5,566)	(8,033)	(16,326)
Amortization of net transition obligation			1,626
Other		(173)	63
Total recognized in other comprehensive income (loss)	79,313	43,997	(74,090)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	52,253	(15,804)	(58,270)
Recognized net actuarial loss	5,224	2,884	1,783
Prior service costs	(96)	43	(108)
Amortization of prior service costs	359	369	351
Other	(7,605)	(8,162)	5,888
Total recognized in other comprehensive income (loss)	¥ 50,135	¥ (20,670)	¥ (50,356)